PROVISION FOR INCOME TAXES (Details Narrative)		12 Months Ended
	Mar. 21, 2018	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
IncomeTaxDisclosureLineItems [Line Items]
Income tax description	Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.	Accordingly, the HK SAR profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.
Hong Kong profits tax rate		0.00%	0.00%	0.00%
Two-tiered Profit Rates [Member]
IncomeTaxDisclosureLineItems [Line Items]
Hong Kong profits tax rate	16.50%
First HK$2 Million Profit [Member]
IncomeTaxDisclosureLineItems [Line Items]
Hong Kong profits tax rate	8.25%	8.25%
Profits above HK$2 Million [Member]
IncomeTaxDisclosureLineItems [Line Items]
Hong Kong profits tax rate	16.50%	16.50%